UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Target 2008 Fund

	Shares	Value ($)

Common Stocks 21.1%
Consumer Discretionary 2.3%
Hotels Restaurants & Leisure 0.5%
McDonald's Corp.	1,100	65,670
Yum! Brands, Inc.	400	16,108

		81,778
Household Durables 0.2%
Garmin Ltd.	300	32,220
Media 0.5%
Liberty Global, Inc. "A"*	600	23,550
Omnicom Group, Inc.	200	10,196

The DIRECTV Group, Inc.*	2,200	58,256

		92,002
Multiline Retail 0.3%
Big Lots, Inc.*	1,400	33,572
Dollar Tree Stores, Inc.*	600	22,980
Family Dollar Stores, Inc.	200	5,070

		61,622
Specialty Retail 0.4%
Dick's Sporting Goods, Inc.*	600	20,022
Lowe's Companies, Inc.	100	2,689
RadioShack Corp.	200	4,124
The Sherwin-Williams Co.	700	44,744

		71,579
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	500	33,130
Polo Ralph Lauren Corp.	500	34,400

		67,530
Consumer Staples 1.4%
Beverages 0.3%
Anheuser-Busch Companies, Inc.	500	25,640
Coca-Cola Enterprises, Inc.	1,000	25,810

		51,450
Food & Staples Retailing 0.3%
BJ's Wholesale Club, Inc.*	500	17,940
Costco Wholesale Corp.	100	6,726
Kroger Co.	300	8,817
Sysco Corp.	300	10,287

		43,770
Food Products 0.2%
Wm. Wrigley Jr. Co.	500	30,835
Household Products 0.2%
Colgate-Palmolive Co.	100	7,627
Kimberly-Clark Corp.	500	35,445

		43,072
Personal Products 0.2%
Herbalife Ltd.	800	35,272
Tobacco 0.2%
Altria Group, Inc.	560	40,841
Energy 3.1%
Energy Equipment & Services 1.3%
Global Industries Ltd.*	1,200	29,544
GlobalSantaFe Corp.	500	40,515
Noble Corp.	800	42,360
Superior Energy Services, Inc.*	600	22,248
Tidewater, Inc.	600	32,802
Transocean, Inc.*	400	47,748

		215,217
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	1,000	91,510
ExxonMobil Corp.	858	78,927
Frontier Oil Corp.	700	32,053
Hess Corp.	600	42,966
Murphy Oil Corp.	400	29,452

Tesoro Corp.	500	30,265
Valero Energy Corp.	200	14,086

		319,259
Financials 3.4%
Capital Markets 0.7%
Ameriprise Financial, Inc.	100	6,298
Morgan Stanley	1,000	67,260
The Goldman Sachs Group, Inc.	170	42,146

		115,704
Commercial Banks 0.6%
Wachovia Corp.	800	36,584
Wells Fargo & Co.	2,210	75,162

		111,746
Consumer Finance 0.3%
American Express Co.	900	54,855
Diversified Financial Services 0.8%
Bank of America Corp.	930	44,901
Citigroup, Inc.	2,400	100,560

		145,461
Insurance 0.7%
ACE Ltd.	600	36,366
Endurance Specialty Holdings Ltd.	300	11,763
The Travelers Companies, Inc.	300	15,663
XL Capital Ltd. "A"	700	50,365

		114,157
Real Estate Investment Trusts 0.3%
Equity Residential (REIT)	200	8,356
Host Hotels & Resorts, Inc. (REIT)	300	6,648
ProLogis (REIT)	100	7,174
Public Storage (REIT)	100	8,097
Simon Property Group, Inc. (REIT)	100	10,411
Vornado Realty Trust (REIT)	100	11,172

		51,858
Health Care 2.7%
Biotechnology 0.3%
Gilead Sciences, Inc.*	1,200	55,428
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	700	42,007
Kinetic Concepts, Inc.*	600	36,060

		78,067
Health Care Providers & Services 0.8%
Coventry Health Care, Inc.*	400	24,124
Health Net, Inc.*	800	42,888
Humana, Inc.*	500	37,475
Medco Health Solutions, Inc.*	400	37,752

		142,239
Life Sciences Tools & Services 0.1%
Invitrogen Corp.*	200	18,174
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	2,000	59,980
Eli Lilly & Co.	1,200	64,980
Endo Pharmaceuticals Holdings, Inc.*	300	8,790

Merck & Co., Inc.	400	23,304
Schering-Plough Corp.	900	27,468

		184,522
Industrials 2.5%
Aerospace & Defense 0.7%
Boeing Co.	680	67,041
Honeywell International, Inc.	840	50,745
Lockheed Martin Corp.	100	11,004

		128,790
Airlines 0.2%
AMR Corp.*	300	7,200
US Airways Group, Inc.*	700	19,362

		26,562
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc.*	300	3,792
Dun & Bradstreet Corp.	100	9,685

		13,477
Construction & Engineering 0.3%
Fluor Corp.	300	47,400
Industrial Conglomerates 0.4%
General Electric Co.	1,140	46,922
Teleflex, Inc.	300	21,963

		68,885
Machinery 0.7%
AGCO Corp.*	700	41,776
Caterpillar, Inc.	400	29,844
PACCAR, Inc.	750	41,670
Toro Co.	200	11,132

		124,422
Road & Rail 0.1%
Ryder System, Inc.	500	23,925
Information Technology 3.1%
Communications Equipment 0.0%
Cisco Systems, Inc.*	140	4,628
Computers & Peripherals 0.9%
Apple, Inc.*	300	56,985
International Business Machines Corp.	700	81,284
Lexmark International, Inc. "A"*	600	25,194
Seagate Technology	100	2,784

		166,247
Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc.*	400	15,992
Avnet, Inc.*	200	8,344

		24,336
Internet Software & Services 0.5%
eBay, Inc.*	480	17,328
Google, Inc. "A"*	100	70,700

		88,028
IT Services 0.6%
Accenture Ltd. "A"	1,300	50,765
Computer Sciences Corp.*	700	40,873

DST Systems, Inc.*	100	8,471

		100,109
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc.	700	23,422
Applied Materials, Inc.	2,200	42,724

		66,146
Software 0.6%
Microsoft Corp.	2,410	88,712
Symantec Corp.*	460	8,639

		97,351
Materials 0.7%
Chemicals 0.3%
Celanese Corp. "A"	100	4,196
Dow Chemical Co.	1,000	45,040

		49,236
Containers & Packaging 0.1%
Ball Corp.	300	14,874
Packaging Corp. of America	100	3,184

		18,058
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	400	47,072
Telecommunication Services 1.3%
Diversified Telecommunication Services
AT&T, Inc.	2,610	109,072
Embarq Corp.	700	37,044
Verizon Communications, Inc.	1,000	46,070
Windstream Corp.	2,100	28,245

		220,431
Utilities 0.6%
Electric Utilities 0.5%
Edison International	600	34,890
FirstEnergy Corp.	300	20,910
PPL Corp.	200	10,340
Southern Co.	600	21,996

		88,136
Multi-Utilities 0.1%
Sempra Energy	400	24,604

Total Common Stocks (Cost $3,394,222)		3,686,501
	Principal Amount ($)	Value ($)

Government & Agency Obligation 78.4%
US Treasury Obligation
US Treasury STRIPS, 4.026%**, 5/15/2008 (Cost $13,547,991)	14,021,000	13,722,016
	Shares	Value ($)

Cash Equivalents 0.8%
Cash Management QP Trust, 5.06% (a) (Cost $139,180)	139,180	139,180

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $17,081,393)	100.3	17,547,697
Other Assets and Liabilities, Net	(0.3)	(48,006)

Net Assets	100.0	17,499,691

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Bond equivalent yield to maturity; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007